SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Research and development expense	$ 6,658	$ 8,120	$ 7,377
Stock Option [Member]
Statement [Line Items]
General and administrative expense	2,124	702	1,839
Research and development expense	479	1,046	1,172
Total	$ 2,603	$ 1,748	$ 3,011